Frank Funds

312 East 22nd Street, #2B

New York, NY 10010

November 1, 2013

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Frank Funds

File Nos.

333-113657

811-21532

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective November 1, 2013 do not differ from those filed in the Post-Effective Amendment No. 14, which was filed electronically October 29, 2013.

Sincerely,

By: /s/ Brian J. Frank

Brian J. Frank

Trustee/President/Treasurer